N-2 - USD ($)			3 Months Ended
		Jun. 26, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001655050
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Entity Registrant Name		BAIN CAPITAL SPECIALTY FINANCE, INC.
Entity Address, Address Line One		200 CLARENDON STREET
Entity Address, Address Line Two		37TH FLOOR
Entity Address, City or Town		BOSTON
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116
City Area Code		617
Local Phone Number		516-2000
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load	—	(1)
Offering expenses	—	(2)
Dividend reinvestment plan expenses	None	(3)
Total stockholder transaction expenses	—%
(1)	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
(2)
The related prospectus supplement will disclose the amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price that will supersede the information included herein.

(3)	The expenses of the DRIP are included in “other expenses” in the table below. For additional information, see “ Dividend Reinvestment Plan .”

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to common stock): (4)
Base management fee	3.21	% (5)
Incentive fees payable under the Amended Investment Advisory Agreement	2.20	% (6)
Interest payments on borrowed funds	6.72	% (7)
Other expenses	1.03	% (8)
Acquired fund fees and expenses	—	% (9)
Total annual expenses	13.16%
(4)	Net assets attributable to common stock equals net assets as of March 31, 2025.
(5)
Our management fee has been revised to a tiered management fee structure so that the base management fee of 1.5% (0.375% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will continue to apply to assets held at an asset coverage ratio down to 200%, but a lower base management fee of 1.0% (0.25% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will apply to any amount of assets attributable to leverage decreasing the Company’s asset coverage ratio below 200%. For purposes of this table, we have assumed that we maintain no cash or cash equivalents. See “
Management Agreements
.”

(6)
The incentive fee referenced in the table above is based on actual amounts incurred during the three months ended March 31, 2025. The incentive fee consists of two parts, one based on income and the other based on capital gains, that are determined independent of each other
, with the result that one component may be payable even if the other is not:

(i)
an incentive fee on net investment income, calculated and payable quarterly in arrears will be determined as follows, subject to the Incentive Fee Cap: (i) no incentive fee based on income is payable to the Advisor for any calendar quarter for which there is no Excess Income Amount; (ii) 100% of the aggregate pre-incentive fee net investment income in respect of the Trailing Twelve Quarters with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the Hurdle Amount, but is less than or equal to an amount, which we refer to as the “Catch-up Amount,” determined as the sum of 1.8182% multiplied by our NAV at the beginning of each applicable calendar quarter comprising the relevant Trailing Twelve Quarters; and (iii) 17.5% of the aggregate pre-incentive fee net investment income in respect of the Trailing Twelve Quarters that exceeds the Catch-up Amount; and
(ii)
an incentive fee on capital gains that will equal 17.5% of our realized capital gains, if any, on a cumulative basis from inception through the end of the fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. See “
Management Agreements
.”

(7)
Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of
March
31, 2025. At March 31, 2025, the weighted average effective interest rate for total outstanding debt was 4.8%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act. See “
Description of Capital Stock

—

Capital Stock

—

Preferred Stock
.”

(8)
“Other expenses” includes overhead expenses, including payments under the Administration Agreement with our Administrator. Other expenses are based on actual amounts incurred during the three months ended March 31, 2025. See “
Manageme
nt Agreements
.”

(9)	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest.

Management Fees [Percent]	[4],[5]	3.21%
Interest Expenses on Borrowings [Percent]	[4],[6]	6.72%
Incentive Fees [Percent]	[4],[7]	2.20%
Acquired Fund Fees and Expenses [Percent]	[4],[8]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[9]	1.03%
Total Annual Expenses [Percent]	[4]	13.16%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (none of which is subject to the incentive fee based on capital gains) (1)	$110	$310	$486	$844
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains) (2)	$118	$331	$516	$879

(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)
Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Amended Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income
, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the fees and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, our stockholders will indirectly bear such fees or expenses as our investors.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]	“Other expenses” includes overhead expenses, including payments under the Administration Agreement with our Administrator. Other expenses are based on actual amounts incurred during the three months ended March 31, 2025. See “
Manageme
nt Agreements
		.”
Management Fee not based on Net Assets, Note [Text Block]	Our management fee has been revised to a tiered management fee structure so that the base management fee of 1.5% (0.375% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will continue to apply to assets held at an asset coverage ratio down to 200%, but a lower base management fee of 1.0% (0.25% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will apply to any amount of assets attributable to leverage decreasing the Company’s asset coverage ratio below 200%. For purposes of this table, we have assumed that we maintain no cash or cash equivalents. See “
Management Agreements
		.”
Acquired Fund Incentive Allocation, Note [Text Block]		Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]		Information regarding our senior securities is incorporated by reference herein from our most recent Annual Report on Form 10-K.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Leverage is utilized to help the Company meet its investment objective. Any such leverage, if incurred, is expected to increase the total capital available for investment by the Company. As a BDC, we may also invest up to 30% of our portfolio opportunistically in
“non-qualifying”
portfolio investments, such as investments in
non-U.S.
companies.

Risk Factors [Table Text Block]
Investing in our securities involves certain risks. There can be no assurance that our investment objectives will be achieved or that an investor will receive a return of its capital. In addition, there will be occasions when our Advisor and its affiliates may encounter potential conflicts of interest in connection with us. You should carefully consider these risks and uncertainties in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and the risk factors discussed in our most recent annual report on Form
10-K,
our most recent quarterly report filed on Form
10-Q,
our current reports filed on Form
8-K,
as applicable, as well as any amendments related to the foregoing reflected in subsequent filings with the SEC, all incorporated by reference herein, together with all of the other information contained or incorporated by reference into this prospectus, including our consolidated financial statements and the related notes thereto, before you decide whether to make an investment in our securities. If any of these risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV and the price per share of our common stock could decline or the value of our preferred stock, warrants, subscription rights, debt securities or units may decline, and you may lose all or part of your investment. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance.

Share Price [Table Text Block]
Shares of common stock of the Company began trading on the New York Stock Exchange under the symbol “BCSF” on November 15, 2018. The following table sets forth, for each fiscal quarter since January 1, 2023, the net asset value per share of our common stock, the high and low closing market price for our common stock, such closing market price as a premium or discount to our net asset value per share and quarterly distributions per share.

	NAV (1)	Closing Market Price		Premium (Discount) of High Market Price to NAV (2)	(Discount) of Low Market Price to NAV (2)
		High	Low
Fiscal year ending December 31, 2025
First Quarter	$17.64	$19.07	$16.48	8.11%	(6.58)%
Fiscal year ending December 31, 2024
Fourth Quarter	$17.65	$17.85	$16.40	1.13%	(7.08)%
Third Quarter	17.76	17.22	15.41	(3.04)	(13.23)
Second Quarter	17.70	16.87	15.54	(4.69)	(12.20)
First Quarter	17.70	16.01	14.93	(9.55)	(15.65)
Fiscal year ending December 31, 2023
Fourth Quarter	$17.60	$15.73	$14.68	(10.63)%	(16.59)%
Third Quarter	17.54	16.71	13.50	(4.73)	(23.03)
Second Quarter	17.44	13.73	11.14	(21.27)	(36.12)
First Quarter	17.37	13.58	11.82	(21.82)	(31.95)

(1)
Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low market prices. The net asset value per share shown is based on outstanding shares at the end of the period.

(2)	Calculated as of the respective high or low closing market price divided by the quarter end net asset value.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
The following description of our capital stock is based on relevant portions of the DGCL and on our Certificate of Incorporation and Bylaws. We refer you to our Certificate of Incorporation and Bylaws, forms of which are incorporated by reference to the exhibits to the registration statement of which this prospectus is a part, for a more detailed description of the provisions summarized below.
Capital Stock
General
Under the terms of our Certificate of Incorporation, our authorized stock consists solely of 100,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Delaware law, our stockholders generally are not personally liable for our debts or obligations. Unless our Board determines otherwise, we will issue all shares of our capital stock in uncertificated form.
The following are our outstanding classes of securities as of March 31, 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	100,000,000,000	—	64,868,507
Preferred Stock	10,000,000,000	—	—
Common Stock
All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, are duly authorized, validly issued, fully paid and non-assessable.
Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of funds legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by the Certificate of Incorporation, federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Subject to the rights of holders of any outstanding preferred stock to elect certain directors, as described below, each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of our directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power. There is no cumulative voting in the election of directors, which, subject to the rights of holders of any outstanding preferred stock to elect certain directors as described below, means that holders of a majority of the outstanding shares of our common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Preferred Stock
Our Certificate of Incorporation authorizes our Board to create and issue one or more series of preferred stock to the extent permitted by the 1940 Act. Prior to the issuance of shares of each class or series of preferred stock, our Board will be required by Delaware law and by our Certificate of Incorporation to set the voting powers, full or limited, and the designations, preferences and relative, participation, optional or other special rights, and the qualifications, limitations or restrictions thereof, for each class or series. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. Stockholders should note, however, that any issuance of preferred stock will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our total assets (or 66
2
/3% if certain disclosure and approval requirements are met) after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would be entitled to vote separately from the holders of common stock on a proposal to cease operations as a BDC. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. However, we do not currently intend to issue preferred stock during the next 12 months. The issuance of preferred stock with dividend or conversion rights, liquidation preferences or other economic terms favorable to the holders of preferred stock could adversely affect our common stock by making an investment in the common stock less attractive.

Outstanding Securities [Table Text Block]
The following are our outstanding classes of securities as of March 31, 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	100,000,000,000	—	64,868,507
Preferred Stock	10,000,000,000	—	—

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		200 Clarendon Street
Entity Address, Address Line Two		37th Floor
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02116
Contact Personnel Name		Jessica Yeager
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 16.48	$ 16.4	$ 15.41	$ 15.54	$ 14.93	$ 14.68	$ 13.5	$ 11.14	$ 11.82
Highest Price or Bid			$ 19.07	$ 17.85	$ 17.22	$ 16.87	$ 16.01	$ 15.73	$ 16.71	$ 13.73	$ 13.58
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		8.11%	1.13%	(3.04%)	(4.69%)	(9.55%)	(10.63%)	(4.73%)	(21.27%)	(21.82%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]		(6.58%)	(7.08%)	(13.23%)	(12.20%)	(15.65%)	(16.59%)	(23.03%)	(36.12%)	(31.95%)
NAV Per Share	[11]		$ 17.64	$ 17.65	$ 17.76	$ 17.7	$ 17.7	$ 17.6	$ 17.54	$ 17.44	$ 17.37
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Common Stocks [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		100,000,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		64,868,507
Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Outstanding Security, Title [Text Block]		Preferred Stock
Outstanding Security, Authorized [Shares]		10,000,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		0
None Of Which Is Subject To The Incentive Fee Based On Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[12]	$ 110
Expense Example, Years 1 to 3	[12]	310
Expense Example, Years 1 to 5	[12]	486
Expense Example, Years 1 to 10	[12]	844
All Of Which Is Subject To The Incentive Fee Based On Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[13]	118
Expense Example, Years 1 to 3	[13]	331
Expense Example, Years 1 to 5	[13]	516
Expense Example, Years 1 to 10	[13]	$ 879

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
[2]	The expenses of the DRIP are included in “other expenses” in the table below. For additional information, see “Dividend Reinvestment Plan.”
[3]	The related prospectus supplement will disclose the amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price that will supersede the information included herein.
[4]	Net assets attributable to common stock equals net assets as of March 31, 2025.
[5]	Our management fee has been revised to a tiered management fee structure so that the base management fee of 1.5% (0.375% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will continue to apply to assets held at an asset coverage ratio down to 200%, but a lower base management fee of 1.0% (0.25% per quarter) of the average value of the Company’s gross assets (excluding cash and cash equivalents, but including assets purchased with borrowed amounts) will apply to any amount of assets attributable to leverage decreasing the Company’s asset coverage ratio below 200%. For purposes of this table, we have assumed that we maintain no cash or cash equivalents. See “Management Agreements.”
[6]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of March 31, 2025. At March 31, 2025, the weighted average effective interest rate for total outstanding debt was 4.8%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act. See “Description of Capital Stock — Capital Stock — Preferred Stock.”
[7]	The incentive fee referenced in the table above is based on actual amounts incurred during the three months ended March 31, 2025. The incentive fee consists of two parts, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not: (i) an incentive fee on net investment income, calculated and payable quarterly in arrears will be determined as follows, subject to the Incentive Fee Cap: (i) no incentive fee based on income is payable to the Advisor for any calendar quarter for which there is no Excess Income Amount; (ii) 100% of the aggregate pre-incentive fee net investment income in respect of the Trailing Twelve Quarters with respect to that portion of such pre-incentive fee net investment income, if any, that exceeds the Hurdle Amount, but is less than or equal to an amount, which we refer to as the “Catch-up Amount,” determined as the sum of 1.8182% multiplied by our NAV at the beginning of each applicable calendar quarter comprising the relevant Trailing Twelve Quarters; and (iii) 17.5% of the aggregate pre-incentive fee net investment income in respect of the Trailing Twelve Quarters that exceeds the Catch-up Amount; and (ii) an incentive fee on capital gains that will equal 17.5% of our realized capital gains, if any, on a cumulative basis from inception through the end of the fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. See “Management Agreements.”
[8]	Our stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest.
[9]	“Other expenses” includes overhead expenses, including payments under the Administration Agreement with our Administrator. Other expenses are based on actual amounts incurred during the three months ended March 31, 2025. See “Management Agreements.”
[10]	Calculated as of the respective high or low closing market price divided by the quarter end net asset value.
[11]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low market prices. The net asset value per share shown is based on outstanding shares at the end of the period.
[12]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[13]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Amended Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.